Schedule of Investments - Virtus Newfleet High Yield Bond ETF

October 31, 2022 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS – 80.3%

Communication Services – 7.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 6.38%, 09/01/29(1)	$2,000	$1,846
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	45,000	37,898
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30(1)	5,000	4,066
Cogent Communications Group, Inc., 7.00%, 06/15/27(1)	45,000	42,780
DISH DBS Corp., 5.88%, 11/15/24	20,000	18,468
DISH DBS Corp., 7.75%, 07/01/26	60,000	50,739
McGraw-Hill Education, Inc., 5.75%, 08/01/28(1)	40,000	35,328
McGraw-Hill Education, Inc., 8.00%, 08/01/29(1)	40,000	34,147
Millennium Escrow Corp., 6.63%, 08/01/26(1)	35,000	25,288
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	50,000	21,117
Twitter, Inc., 3.88%, 12/15/27(1)	55,000	55,567
Total Communication Services		327,244

Consumer Discretionary – 16.6%
At Home Group, Inc., 4.88%, 07/15/28(1)	10,000	7,285
At Home Group, Inc., 7.13%, 07/15/29(1)	40,000	22,660
Caesars Entertainment, Inc., 6.25%, 07/01/25(1)	10,000	9,772
Caesars Entertainment, Inc., 8.13%, 07/01/27(1)	15,000	14,614
Carriage Services, Inc., 4.25%, 05/15/29(1)	40,000	30,842
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27(1)	25,000	24,542
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(1)	45,000	30,696
Ford Motor Co., 3.25%, 02/12/32	75,000	56,439
Gates Global LLC / Gates Corp., 6.25%, 01/15/26(1)	35,000	33,679
Jacobs Entertainment, Inc., 6.75%, 02/15/29(1)	40,000	35,333
Legends Hospitality Holding Co. LLC / Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(1)	40,000	35,060
Metis Merger Sub LLC, 6.50%, 05/15/29(1)	30,000	24,147
Mohegan Gaming & Entertainment, 8.00%, 02/01/26(1)	40,000	33,817
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/26(1)	50,000	47,619
Nordstrom, Inc., 4.25%, 08/01/31	45,000	32,736
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.63%, 09/01/29(1)	45,000	33,425
Royal Caribbean Cruises Ltd., 9.25%, 01/15/29(1)	3,000	3,050
Scientific Games International, Inc., 7.00%, 05/15/28(1)	45,000	43,646
Station Casinos LLC, 4.50%, 02/15/28(1)	30,000	25,914
Taylor Morrison Communities, Inc., 5.13%, 08/01/30(1)	40,000	33,243
Tenneco, Inc., 5.13%, 04/15/29(1)	35,000	34,762
Vista Outdoor, Inc., 4.50%, 03/15/29(1)	45,000	35,245
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	60,000	48,423
Total Consumer Discretionary		696,949
Security Description	Principal	Value
CORPORATE BONDS (continued)

Consumer Staples – 3.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 01/15/27(1)	$55,000	$51,060
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.50%, 06/01/26(1)	30,000	17,538
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	55,000	40,986
Turning Point Brands, Inc., 5.63%, 02/15/26(1)	55,000	48,169
Total Consumer Staples		157,753

Energy – 16.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	40,000	37,774
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	40,000	38,661
Callon Petroleum Co., 7.50%, 06/15/30(1)	35,000	33,304
Calumet Specialty Products Partners LP / Calumet Finance Corp., 8.13%, 01/15/27(1)	35,000	33,177
Chesapeake Energy Corp., 5.50%, 02/01/26(1)	45,000	43,686
Chesapeake Energy Corp., 5.88%, 02/01/29(1)	10,000	9,462
CITGO Petroleum Corp., 7.00%, 06/15/25(1)	65,000	64,082
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	35,000	33,893
DT Midstream, Inc., 4.13%, 06/15/29(1)	50,000	43,349
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), 11/15/70, perpetual(2)(3)	55,000	47,437
EQM Midstream Partners LP, 6.00%, 07/01/25(1)	12,000	11,638
EQM Midstream Partners LP, 7.50%, 06/01/30(1)	25,000	24,346
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	35,000	32,105
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(1)	40,000	38,913
Nabors Industries Ltd., 7.25%, 01/15/26(1)	30,000	29,023
Nabors Industries, Inc., 9.00%, 02/01/25(1)	10,000	10,155
Occidental Petroleum Corp., 6.13%, 01/01/31	55,000	55,213
Transocean, Inc., 11.50%, 01/30/27(1)	13,000	13,078
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	30,000	28,838
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(1)	5,000	4,301
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	45,000	38,476
Total Energy		670,911

Financials – 5.9%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	50,000	47,106
Ally Financial, Inc., Series B, 4.70%, (US 5 Year CMT T- Note + 3.87%), 08/15/71, perpetual(2)(3)	34,000	24,756
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	50,000	40,248

Schedule of Investments - Virtus Newfleet High Yield Bond ETF (continued)

October 31, 2022 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)
Cobra AcquisitionCo. LLC, 6.38%, 11/01/29(1)	$40,000	$26,661
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	70,000	58,957
Navient Corp., 4.88%, 03/15/28	20,000	15,942
OneMain Finance Corp., 6.88%, 03/15/25	35,000	33,993
Total Financials		247,663

Health Care – 8.2%
Akumin, Inc., 7.00%, 11/01/25(1)	60,000	48,619
Bausch Health Cos., Inc., 6.13%, 02/01/27(1)	5,000	3,296
Bausch Health Cos., Inc., 5.75%, 08/15/27(1)	20,000	12,667
CHS/Community Health Systems, Inc., 6.88%, 04/15/29(1)	15,000	6,073
CHS/Community Health Systems, Inc., 6.13%, 04/01/30(1)	20,000	8,249
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	40,000	27,778
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	20,000	13,427
DaVita, Inc., 3.75%, 02/15/31(1)	45,000	32,625
DENTSPLY SIRONA, Inc., 3.25%, 06/01/30	40,000	31,259
Lannett Co., Inc., 7.75%, 04/15/26(1)	15,000	4,744
Medline Borrower LP, 5.25%, 10/01/29(1)	55,000	42,928
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	40,000	37,656
Team Health Holdings, Inc., 6.38%, 02/01/25(1)	35,000	26,502
Tenet Healthcare Corp., 6.25%, 02/01/27(1)	30,000	28,685
Tenet Healthcare Corp., 6.13%, 06/15/30(1)	20,000	18,496
Total Health Care		343,004

Industrials – 7.5%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/26(1)	45,000	43,060
BlueLinx Holdings, Inc., 6.00%, 11/15/29(1)	20,000	16,330
Deluxe Corp., 8.00%, 06/01/29(1)	20,000	16,711
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25(1)	27,000	25,971
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27(1)	10,000	10,198
General Electric Co., Series D, 6.62%, (3-Month USD LIBOR + 3.33%), 06/15/71, perpetual(2)(3)	35,000	33,862
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	60,000	44,491
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	10,000	9,618
OT Merger Corp., 7.88%, 10/15/29(1)	20,000	12,949
Science Applications International Corp., 4.88%, 04/01/28(1)	50,000	45,598
SRS Distribution, Inc., 6.13%, 07/01/29(1)	25,000	20,367
TransDigm, Inc., 5.50%, 11/15/27	40,000	36,554
Total Industrials		315,709

Information Technology – 3.9%
Block, Inc., 3.50%, 06/01/31	35,000	28,266
CDW LLC / CDW Finance Corp., 3.57%, 12/01/31	35,000	27,556
Security Description	Principal	Value
CORPORATE BONDS (continued)

Information Technology (continued)
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	$10,000	$9,049
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	30,000	26,526
Entegris Escrow Corp., 4.75%, 04/15/29(1)	45,000	39,825
Entegris Escrow Corp., 5.95%, 06/15/30(1)	20,000	18,299
Viasat, Inc., 5.63%, 09/15/25(1)	15,000	13,868
Total Information Technology		163,389

Materials – 6.2%
Avient Corp., 7.13%, 08/01/30(1)	35,000	33,516
Celanese US Holdings LLC, 6.17%, 07/15/27	20,000	18,884
LSB Industries, Inc., 6.25%, 10/15/28(1)	35,000	31,857
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25(1)	60,000	54,094
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	50,000	43,320
Trident TPI Holdings, Inc., 9.25%, 08/01/24(1)	45,000	42,029
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	50,000	38,774
Total Materials		262,474

Real Estate – 3.5%
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/32	53,000	39,625
Iron Mountain, Inc., 4.50%, 02/15/31(1)	40,000	32,475
iStar, Inc., 4.25%, 08/01/25	40,000	38,751
Service Properties Trust, 4.38%, 02/15/30	50,000	35,696
Total Real Estate		146,547

Utilities – 0.9%
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	30,000	27,295
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	15,000	12,607
Total Utilities		39,902
Total Corporate Bonds
(Cost $3,840,115)		3,371,545

FOREIGN BONDS – 9.4%

Communication Services – 0.2%
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	20,000	7,003

Consumer Discretionary – 0.9%
Raptor Acquisition Corp. / Raptor Co.-Issuer LLC, 4.88%, 11/01/26 (Canada)(1)	45,000	39,784

Energy – 2.9%
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Australia)(1)	56,000	58,392
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Canada)(1)	25,000	23,704
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	45,000	40,206
Total Energy		122,302

Health Care – 0.7%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	35,000	29,400

Schedule of Investments - Virtus Newfleet High Yield Bond ETF (continued)

October 31, 2022 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)

Industrials – 1.5%
Pentair Finance Sarl, 5.90%, 07/15/32 (Luxembourg)	$35,000	$33,024
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(1)	35,000	28,695
Total Industrials		61,719

Materials – 3.2%
Eldorado Gold Corp., 6.25%, 09/01/29 (Turkey)(1)	55,000	44,693
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	45,000	40,478
Taseko Mines Ltd., 7.00%, 02/15/26 (Canada)(1)	60,000	50,016
Total Materials		135,187
Total Foreign Bonds
(Cost $451,365)		395,395

U.S. GOVERNMENT SECURITIES – 7.1%
U.S. Treasury Note 2.75%, 04/30/23
(Cost $297,956)	300,000	297,687

TERM LOANS – 2.1%

Gaming/Leisure – 0.8%
ECL Entertainment LLC, 11.13%, (1-Month USD LIBOR + 7.50%), 05/01/28(2)	9,875	9,863
Playa Resorts Holding B.V., 6.50%, (1-Month USD LIBOR + 2.75%), 04/29/24(2)	23,203	22,659
Total Gaming/Leisure		32,522

Manufacturing – 0.5%
Arcline FM Holdings LLC, 11.89%, (3-Month USD LIBOR + 8.25%), 06/15/29(2)	25,000	23,500

Metals/Minerals – 0.8%
Peabody Energy Corp., 6.33%, (1-Month USD LIBOR + 2.75%), 03/31/25(2)	34,769	33,508
Total Term Loans
(Cost $90,761)		89,530
MONEY MARKET FUND - 0.5%
JP Morgan U.S. Government Money Market Institutional Shares, 2.77%(4) (Cost $19,391)	19,391	19,391

TOTAL INVESTMENTS - 99.4%
(Cost $4,699,588)		4,173,548
Other Assets in Excess of Liabilities - 0.6%		27,236
Net Assets - 100.0%		$4,200,784

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2022, the aggregate value of these securities was $3,039,884, or 72.4% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2022.
(3)	Perpetual security with no stated maturity date.
(4)	The rate shown reflects the seven-day yield as of October 31, 2022.

Abbreviations:

CMT — Constant Maturity Treasury Index

LIBOR — London InterBank Offered Rate

USD —  United States Dollar

Schedule of Investments - Virtus Newfleet High Yield Bond ETF (continued)

October 31, 2022 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$3,371,545	$—	$3,371,545
Foreign Bonds	—	395,395	—	395,395
U.S. Government Securities	—	297,687	—	297,687
Term Loans	—	89,530	—	89,530
Money Market Fund	19,391	—	—	19,391
Total	$19,391	$4,154,157	$—	$4,173,548